Average Annual Total Returns		12 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.81%		5.80%	4.34%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.41%		5.26%	3.75%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.12%		4.42%	3.26%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.53%		4.36%	3.50%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.75%		4.73%	3.29%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	4.28%
Performance Inception Date	Jan. 31, 2022
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	7.43%	10.06%	9.23%